Cover	Jul. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2024
Entity File Number	000-15746
Entity Registrant Name	VIEWBIX INC.
Entity Central Index Key	0000797542
Entity Tax Identification Number	68-0080601
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Hanehoshet St, Building B,
Entity Address, Address Line Two	7th floor,
Entity Address, City or Town	Tel Aviv,
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971068
City Area Code	+972
Local Phone Number	73-391-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false